Share capital and other reserves - Ordinary shares (Details) $ in Millions				4 Months Ended	12 Months Ended
	Jul. 10, 2025 USD ($)	Jul. 10, 2025 GBP (£)	Jan. 24, 2025 shares	Dec. 31, 2025 shares	Dec. 31, 2025 GBP (£) shares
Share capital and other reserves
Number of shares issued | shares					32,060,106
Proceeds received					£ 105,760,000
Share capital
Share capital and other reserves
Premium arising					24,575
Share premium
Share capital and other reserves
Premium arising					£ 105,629,000
2021 Incentive Plan
Share capital and other reserves
Number of shares issued | shares					196,262
2021 Incentive Plan | Share capital
Share capital and other reserves
Premium arising					£ 146
EMI Scheme
Share capital and other reserves
Number of shares issued | shares					27,076
Proceeds received					£ 47,000
EMI Scheme | Share capital
Share capital and other reserves
Premium arising					20
EMI Scheme | Share premium
Share capital and other reserves
Premium arising					£ 47,000
January 2025 offering
Share capital and other reserves
Number of shares issued | shares			15,000,000		15,000,000
Proceeds received					£ 44,203,000
January 2025 offering | Share capital
Share capital and other reserves
Premium arising					11,972
January 2025 offering | Share premium
Share capital and other reserves
Premium arising					£ 44,066,000
January 2025 offering | Tranche A Warrant
Share capital and other reserves
Number of shares issued | shares					50,000
Proceeds received					£ 220,000
January 2025 offering | Tranche A Warrant | Share capital
Share capital and other reserves
Premium arising					37
January 2025 offering | Tranche A Warrant | Share premium
Share capital and other reserves
Premium arising					£ 275,000
July 2025 Offering
Share capital and other reserves
Number of shares issued | shares					13,800,000
Proceeds received	$ 69	£ 51,000,000			£ 48,550,000
July 2025 Offering | Share capital
Share capital and other reserves
Premium arising					10,181
July 2025 Offering | Share premium
Share capital and other reserves
Premium arising					£ 48,502,000
At-the-market offering
Share capital and other reserves
Number of shares issued | shares				3,000,000	2,986,768
Proceeds received					£ 12,740,000
At-the-market offering | Share capital
Share capital and other reserves
Premium arising					2,219
At-the-market offering | Share premium
Share capital and other reserves
Premium arising					£ 12,739,000